Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets-Deferred income taxes	¥ 202,123	¥ 234,075
Other assets	80,289	127,248
Other current liabilities	(3,164)	(2,735)
Other liabilities	(706,662)	(615,879)
Net deferred tax asset (liability)	¥ (427,414)	¥ (257,291)